Advance on Future Receipts and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Advances on Future Receipts

The Company has the following advances on future receipts as of December 31, 2019:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2019	Balance at December 31, 2018

Note 1	December 24, 2019	June 30, 2020	10%	$506,000	$503,000	$-
Note 2	December 24, 2019	June 30, 2020	10%	506,000	503,000	-
Total				$1,012,000	1,006,000
Debt discount					(274,000)	-
Net					$732,000	$-